Share-Based Plans	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Share-Based Plans

7. Share-Based Plans

As of June 30, 2022, there were options to purchase 13,201,000 shares of common stock outstanding, 5,510,000 restricted stock units outstanding and 14,185,000 share-based awards available for grant under the outstanding equity incentive plans.

For the three months ended June 30, 2022 and 2021, the Company recognized share-based compensation of $834,000 and $881,000, respectively. For the six months ended June 30, 2022 and 2021, the Company recognized share-based compensation of $1,584,000 and $1,796,000, respectively.

In February 2022, the Company granted awards under a newly implemented long-term incentive program (“LTIP”). Under the LTIP, grants to certain executive officers in a total aggregate amount of 609,350 restricted stock units and, options to purchase 1,455,556 shares of the Company’s common stock were issued under the 2013 Plan. The awards vest in equal monthly installments over three years, subject to the recipient’s continued employment by the Company through the applicable vesting date, provided that, in lieu of the terms of any change in control agreement in place between the Company and the recipient, in the event that any recipient is terminated without Cause (as defined in the applicable recipient’s Change In Control Agreement) or resigns for Good Reason (as defined in the applicable recipient’s Change In Control Agreement) within twelve months of a Change in Control (as defined in the recipient’s Change In Control Agreement), 50% of the unvested portion of each Executive Award will become immediately vested. The options to purchase common stock were granted at an exercise price of $0.89 and with a fair value of $843,000. The Company’s fair value of these grants was estimated utilizing a Black Scholes option pricing model based on the assumptions which have determined consistent with the Company’s historical methodology for such assumptions with the exception of the strike price given consideration to the previously announced merger agreement (See Note 8 to these condensed consolidated financial statements).

The following table summarizes the activity of stock options from December 31, 2021 to June 30, 2022 (in thousands, except weighted average exercise price):

		WEIGHTED-
		AVERAGE
	SHARES	EXERCISE
	OUTSTANDING	PRICE
Balances at December 31, 2021	12,677	$2.35
Options granted	1,812	$0.68
Options exercised	(20)	$0.80
Options cancelled	(1,268)	$2.26
Balances at June 30, 2022	13,201	$2.14

Also under the LTIP, in February 2022, the Company granted 937,639 restricted stock units to certain other employees at a grant date market value of $0.63. The awards were issued under the 2013 Plan and vest as to 1/3 of the total number of shares subject to the awards on the six month anniversary of the grant date and, with respect to 2/3 of the total shares, monthly thereafter for 30 months such that all shares will be fully vested upon the third anniversary of the grant date, subject to recipients continued employment with the Company. Further, upon a Change in Control (as defined in the 2013 Plan), 1/3 of these awards become immediately vested.

The following table summarizes the activity of restricted stock units from December 31, 2021 to June 30, 2022 (in thousands, except weighted average grant date fair value):

		WEIGHTED
		AVERAGE
		GRANT
	SHARES	DATE FAIR
	OUTSTANDING	VALUE
Outstanding at December 31, 2021	3,980	$1.17
Granted	1,903	0.71
Settled	(172)	1.15
Forfeited	(201)	0.63
Outstanding at June 30, 2022	5,510	$1.03

The following table summarizes the activity of non-vested restricted stock units from December 31, 2021 to June 30, 2022 (in thousands, except weighted average grant date fair value):

		WEIGHTED
		AVERAGE
		GRANT
	SHARES	DATE FAIR
	OUTSTANDING	VALUE
Nonvested at December 31, 2021	996	$1.21
Granted	1,903	0.71
Vested	(348)	1.17
Forfeited	(201)	0.63
Nonvested at June 30, 2022	2,350	$0.86

As a result of the merger all of the Company’s outstanding share-based incentives were converted or assumed by Bioceres under the terms which were previously disclosed in the Agreement and Plan of Merger. (See Note 8 to these condensed consolidated financial statements).